AXP(R)
                                                                          Global
                                                                     Growth Fund
                                                          2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) compass

AXP Global Growth Fund
seeks to provide shareholders
with long-term capital growth.

It's a Big World After All

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. AXP Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are fast-growing foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, AXP Global Growth Fund offers investors the potential to prosper along with them.

CONTENTS
From the Chairman                               3
From the Portfolio Manager                      3
Fund Facts                                      5
The 10 Largest Holdings                         6
Financial Statements (Fund)                     7
Notes to Financial Statements (Fund)           10
Financial Statements (Portfolio)               16
Notes to Financial Statements
   (Portfolio)                                 18
Investments in Securities                      21

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2  AXP GLOBAL GROWTH FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Richard Leadem
Richard Leadem
Portfolio manager

From the Portfolio Manager

Stock markets around the world slumped during the past six months, as a weakening global economy and a worsening outlook for corporate profits took a toll on share prices. For AXP Global Growth Fund, the result was a loss of 17.74% (excluding the sales charge) for Class A shares over first half of the fiscal year -- November 2000 and April 2001.

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                                                SEMIANNUAL REPORT -- 2001  3

Stocks had already begun to slide when the period began, as indications of a slowdown in economic growth in the U.S. also cast a cloud over the economies of the major European markets. In such an environment, investors reasoned, corporate profits would soon suffer a similar fate. That, in turn, would make it increasingly difficult to justify the still-high prices on many stocks. The resulting downturn in the markets didn't level off until late December.

THE FED'S SURPRISE
The new year got off to a better start, as a surprise cut in short-term interest rates by the Federal Reserve sparked a month-long rally in the U.S. and Europe. But the concerns about the economy and profits quickly resurfaced, driving the markets into another rapid retreat during February and March. The period did end on an encouraging note, though, as the markets rebounded sharply in April on the hope of economic and profit improvement before year-end.

The driving force behind most of the markets' twists and turns was the technology sector, which, for the six months as a whole, suffered a severe decline as investors lost faith in tech companies' ability to continue to generate superior sales and profit growth. Although the Fund avoided the worst of the sector's problems, its performance was penalized by its tech holdings. Among other growth-stock sectors, pharmaceuticals provided the best performance.

On a regional basis, the biggest portion of the Fund's investments was in the U.S. I gradually increased the U.S. exposure to about half of the portfolio at period-end, as the market sell-off there created increasingly attractive prices on a number of promising stocks. Holdings in Europe (the United Kingdom, France, Germany and Italy) and Japan comprised about 25% and 7.5%, respectively. I added a bit to investments in Japan because I became more encouraged that political changes there would benefit stock prices. All told, the Fund held 55 stocks in 15 countries at period-end.

In a broader change, I shifted the emphasis from secular growth stocks (those largely unaffected by economic conditions) to cyclical growth stocks (those that benefit first and most from an improving economy). This fits with my expectation that the global economy and, thus, corporate profits will pick up in the second half of 2001. More specifically, I think the "cyclicals," particularly in the tech sector, could enjoy a strong recovery. Overall, the emphasis remains on U.S. and European companies that are leaders in their respective businesses.

Richard Leadem

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4  AXP GLOBAL GROWTH FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                           $5.92
Oct. 31, 2000                                            $8.74
Decrease                                                 $2.82

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                              $0.10
From long-term capital gains                             $1.26
Total distributions                                      $1.36
Total return*                                          -17.74%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                           $5.75
Oct. 31, 2000                                            $8.53
Decrease                                                 $2.78

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                              $0.08
From long-term capital gains                             $1.26
Total distributions                                      $1.34
Total return*                                          -17.97%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                           $5.73
Oct. 31, 2000                                            $8.54
Decrease                                                 $2.81

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                              $0.10
From long-term capital gains                             $1.26
Total distributions                                      $1.36
Total return*                                          -18.07%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                           $5.94
Oct. 31, 2000                                            $8.76
Decrease                                                 $2.82

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                              $0.11
From long-term capital gains                             $1.26
Total distributions                                      $1.37
Total return*                                          -17.58%

  * The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                SEMIANNUAL REPORT -- 2001  5



The 10 Largest Holdings
                                                            Percent               Value
(of net assets)                                     (as of April 30, 2001)
Tyco Intl (Bermuda)                                          3.28%           $48,353,220
Standard & Poor's Depositary Receipts (United States)        3.04             44,930,127
Citigroup (United States)                                    3.03             44,733,037
Home Depot (United States)                                   2.75             40,581,360
Pfizer (United States)                                       2.66             39,251,017
Wal-Mart Stores (United States)                              2.55             37,679,655
American Intl Group (United States)                          2.47             36,400,754
Microsoft (United States)                                    2.41             35,505,743
Medtronic (United States)                                    2.38             35,109,120
Qwest Communications Intl (United States)                    2.32             34,278,289

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 26.89% of net assets

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6  AXP GLOBAL GROWTH FUND



Financial Statements

Statement of assets and liabilities
AXP Global Growth Fund

April 30, 2001 (Unaudited)
Assets
Investment in World Growth Portfolio (Note 1)                                               $1,475,919,192
Capital shares receivable                                                                           26,977
                                                                                                    ------
Total assets                                                                                 1,475,946,169
                                                                                             -------------

Liabilities
Accrued distribution fee                                                                            56,785
Accrued service fee                                                                                    122
Accrued transfer agency fee                                                                          4,159
Accrued administrative services fee                                                                  5,823
Other accrued expenses                                                                              93,191
                                                                                                    ------
Total liabilities                                                                                  160,080
                                                                                                   -------
Net assets applicable to outstanding capital stock                                          $1,475,786,089
                                                                                            --------------

Represented by
Capital stock -- $.01 par value (Note 1)                                                    $    2,514,156
Additional paid-in capital                                                                   1,772,439,766
Undistributed net investment income                                                              1,714,398
Accumulated net realized gain (loss)                                                          (254,929,374)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                        (45,952,857)
                                                                                               -----------
Total -- representing net assets applicable to outstanding capital stock                    $1,475,786,089
                                                                                            ==============
Net assets applicable to outstanding shares:              Class A                           $1,015,866,890
                                                          Class B                           $  443,600,186
                                                          Class C                           $    1,282,373
                                                          Class Y                           $   15,036,640
Net asset value per share of outstanding capital stock:   Class A shares     171,497,534    $         5.92
                                                          Class B shares      77,160,983    $         5.75
                                                          Class C shares         223,677    $         5.73
                                                          Class Y shares       2,533,393    $         5.94
                                                                               ---------    --------------

See accompanying notes to financial statements.

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                                                SEMIANNUAL REPORT -- 2001  7



Statement of operations
AXP Global Growth Fund

Six months ended April 30, 2001 (Unaudited) Investment income Income:
Dividends                                                                                    $  14,163,761
Interest                                                                                         2,620,843
     Less foreign taxes withheld                                                                  (528,439)
                                                                                                  --------
Total income                                                                                    16,256,165
                                                                                                ----------
Expenses (Note 2):
Expenses allocated from World Growth Portfolio                                                   5,091,803
Distribution fee
     Class A                                                                                     1,400,395
     Class B                                                                                     2,428,105
     Class C                                                                                         5,283
Transfer agency fee                                                                              1,586,320
Incremental transfer agency fee
     Class A                                                                                       121,207
     Class B                                                                                        93,303
     Class C                                                                                           303
Service fee -- Class Y                                                                               8,059
Administrative services fees and expenses                                                          389,167
Compensation of board members                                                                        4,850
Printing and postage                                                                               180,313
Registration fees                                                                                   80,892
Audit fees                                                                                           4,000
Other                                                                                                6,202
                                                                                                     -----
Total expenses                                                                                  11,400,202
     Earnings credits on cash balances (Note 2)                                                    (39,150)
                                                                                                   -------
Total net expenses                                                                              11,361,052
                                                                                                ----------
Investment income (loss) -- net                                                                  4,895,113
                                                                                                 ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                                                    (246,274,685)
     Foreign currency transactions                                                               1,167,516
                                                                                                 ---------
Net realized gain (loss) on investments                                                       (245,107,169)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                        (98,964,016)
                                                                                               -----------
Net gain (loss) on investments and foreign currencies                                         (344,071,185)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations                              $(339,176,072)
                                                                                             =============

See accompanying notes to financial statements.

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8  AXP GLOBAL GROWTH FUND




Statements of changes in net assets
AXP Global Growth Fund
                                                                       April 30, 2001         Oct. 31, 2000
                                                                      Six months ended         Year ended
                                                                         (Unaudited)
Operations and distributions
Investment income (loss) -- net                                       $    4,895,113        $   (8,855,567)
Net realized gain (loss) on investments                                 (245,107,169)          291,895,851
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    (98,964,016)         (220,876,588)
                                                                         -----------          ------------
Net increase (decrease) in net assets resulting from operations         (339,176,072)           62,163,696
                                                                        ------------            ----------
Distributions to shareholders:
   From and in excess of net investment income
     Class A                                                              (3,109,898)           (6,033,123)
     Class B                                                                      --               (18,731)
     Class C                                                                  (2,451)                   --
     Class Y                                                                 (68,366)             (156,601)
   From net realized gain
     Class A                                                            (199,861,498)         (130,885,134)
     Class B                                                             (88,922,654)          (50,476,975)
     Class C                                                                (161,091)                   --
     Class Y                                                              (3,034,269)           (2,678,427)
                                                                          ----------            ----------
Total distributions                                                     (295,160,227)         (190,248,991)
                                                                        ------------          ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                                      148,833,980           432,687,264
     Class B shares                                                       34,280,022           191,323,295
     Class C shares                                                          810,136               972,111
     Class Y shares                                                        3,427,696            15,217,714
Reinvestment of distributions at net asset value
     Class A shares                                                      198,818,801           131,692,852
     Class B shares                                                       87,966,457            50,019,267
     Class C shares                                                          163,542                    --
     Class Y shares                                                        3,102,635             2,835,028
Payments for redemptions
     Class A shares                                                     (251,891,328)         (385,483,073)
     Class B shares (Note 2)                                             (62,267,937)          (85,590,573)
     Class C shares (Note 2)                                                (182,516)              (32,617)
     Class Y shares                                                       (4,564,654)          (24,050,428)
                                                                          ----------           -----------
Increase (decrease) in net assets from capital share transactions        158,496,834           329,590,840
                                                                         -----------           -----------
Total increase (decrease) in net assets                                 (475,839,465)          201,505,545
Net assets at beginning of period                                      1,951,625,554         1,750,120,009
                                                                       -------------         -------------
Net assets at end of period                                           $1,475,786,089        $1,951,625,554
                                                                      ==============        ==============
Undistributed net investment income                                   $    1,714,398        $           --
                                                                      --------------        --------------

See accompanying notes to financial statements.

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                                                SEMIANNUAL REPORT -- 2001  9


Notes to Financial Statements

AXP Global Growth Fund
(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 204 shares of capital stock at $9.81 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio
The Fund invests all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term capital growth by investing primarily in equity securities of companies throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

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10  AXP GLOBAL GROWTH FUND

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

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                                               SEMIANNUAL REPORT -- 2001  11

Sales charges received by the Distributor for distributing Fund shares were $889,581 for Class A, $175,467 for Class B and $460 for Class C for the six months ended April 30, 2001.

During the six months ended April 30, 2001, the Fund's transfer agency fees were reduced by $39,150 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended April 30, 2001
                                 Class A     Class B    Class C     Class Y
Sold                          22,781,420    5,211,110   122,946     512,517
Issued for
  reinvested distributions    31,260,818   14,211,058    26,506     487,070
Redeemed                     (37,704,638)  (9,716,871)  (26,595)   (698,220)
                             -----------   ----------   -------    --------
Net increase (decrease)       16,337,600    9,705,297   122,857     301,367
                              ----------    ---------   -------     -------

                                          Year ended Oct. 31, 2000
                                 Class A     Class B    Class C*    Class Y
Sold                          44,022,903   19,748,080   104,588    1,543,173
Issued for
  reinvested distributions    13,174,504    5,092,617        --      283,787
Redeemed                     (39,266,681)  (8,913,132)   (3,768)  (2,407,176)
                             -----------   ----------    ------   ----------
Net increase (decrease)       17,930,726   15,927,565   100,820     (580,216)
                              ----------   ----------   -------     --------

*Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2001.

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12  AXP GLOBAL GROWTH FUND

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Global Growth Fund acquired the assets and assumed the identified liabilities of Strategist World Growth Fund.

The aggregate net assets of AXP Global Growth Fund immediately before the acquisition were $2,262,095,197.

The merger was accomplished by a tax-free exchange of 110,352 shares of Strategist World Growth Fund valued at $1,062,275.

In exchange for the Strategist World Growth Fund shares and net assets, AXP Global Growth Fund issued the following number of shares:

                                                    Shares    Net assets
Class A                                             105,321    $1,062,275

Strategist World Growth Fund's net assets at that date consisted of capital stock of $878,612 and unrealized appreciation of $183,663.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                          2001(f)       2000         1999         1998         1997

Net asset value, beginning of period                $ 8.74        $ 9.18        $7.80        $6.90        $7.12

Income from investment operations:

Net investment income (loss)                           .03          (.02)         .02          .02          .03

Net gains (losses) (both realized and unrealized)    (1.49)          .58         1.78         1.12          .39

Total from investment operations                     (1.46)          .56         1.80         1.14          .42

Less distributions:

Dividends from and in excess of
net investment income                                 (.02)         (.04)        (.05)        (.06)        (.22)

Distributions from realized gains                    (1.34)         (.96)        (.37)        (.18)        (.42)

Total distributions                                  (1.36)        (1.00)        (.42)        (.24)        (.64)

Net asset value, end of period                      $ 5.92        $ 8.74        $9.18        $7.80        $6.90

Ratios/supplemental data

Net assets, end of period (in millions)             $1,016        $1,356       $1,260         $962         $889

Ratio of expenses to average daily net assets(c)     1.18%(d)      1.22%        1.25%        1.22%        1.27%

Ratio of net investment income (loss)
to average daily net assets                           .83%(d)      (.21%)        .14%         .35%         .60%

Portfolio turnover rate
(excluding short-term securities)                     119%          131%          83%          80%         199%

Total return(e)                                    (17.74%)        4.74%       23.59%       17.00%        6.22%

See accompanying notes to financial highlights.

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                                               SEMIANNUAL REPORT -- 2001  13




Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                          2001(f)       2000         1999         1998         1997

Net asset value, beginning of period                $ 8.53         $9.01        $7.68        $6.79        $7.05

Income from investment operations:

Net investment income (loss)                            --          (.08)        (.05)          --           --

Net gains (losses) (both realized and unrealized)    (1.44)          .56         1.75         1.08          .35

Total from investment operations                     (1.44)          .48         1.70         1.08          .35

Less distributions:

Dividends from and in excess of
net investment income                                   --            --           --         (.01)        (.19)

Distributions from realized gains                    (1.34)         (.96)        (.37)        (.18)        (.42)

Total distributions                                  (1.34)         (.96)        (.37)        (.19)        (.61)

Net asset value, end of period                      $ 5.75         $8.53        $9.01        $7.68        $6.79

Ratios/supplemental data

Net assets, end of period (in millions)               $444          $575         $464         $295         $222

Ratio of expenses to average daily net assets(c)     1.94%(d)      1.98%        2.02%        1.99%        2.03%

Ratio of net investment income (loss)
to average daily net assets                           .07%(d)      (.95%)       (.62%)       (.40%)       (.18%)

Portfolio turnover rate
(excluding short-term securities)                     119%          131%          83%          80%         199%

Total return(e)                                    (17.97%)        3.89%       22.66%       16.13%        5.40%



Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                          2001(f)       2000(b)

Net asset value, beginning of period                $ 8.54        $ 9.57

Income from investment operations:

Net investment income (loss)                            --          (.01)

Net gains (losses) (both realized and unrealized)    (1.45)        (1.02)

Total from investment operations                     (1.45)        (1.03)

Less distributions:

Dividends from and in excess of
net investment income                                 (.02)           --

Distributions from realized gains                    (1.34)           --

Total distributions                                  (1.36)           --

Net asset value, end of period                      $ 5.73        $ 8.54

Ratios/supplemental data

Net assets, end of period (in millions)                 $1            $1

Ratio of expenses to average daily net assets(c)     1.94%(d)      1.98%(d)

Ratio of net investment income (loss)
to average daily net assets                           .28%(d)    (1.15%)(d)

Portfolio turnover rate
(excluding short-term securities)                     119%          131%

Total return(e)                                    (18.07%)     (10.76%)

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
14  AXP GLOBAL GROWTH FUND




Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                          2001(f)       2000         1999         1998         1997

Net asset value, beginning of period                $ 8.76        $ 9.20        $7.81        $6.91        $7.13

Income from investment operations:

Net investment income (loss)                           .04          (.01)         .03          .02          .03

Net gains (losses) (both realized and unrealized)    (1.49)          .58         1.78         1.13          .40

Total from investment operations                     (1.45)          .57         1.81         1.15          .43

Less distributions:

Dividends from and in excess of
net investment income                                 (.03)         (.05)        (.05)        (.07)        (.23)

Distributions from realized gains                    (1.34)         (.96)        (.37)        (.18)        (.42)

Total distributions                                  (1.37)        (1.01)        (.42)        (.25)        (.65)

Net asset value, end of period                      $ 5.94        $ 8.76        $9.20        $7.81        $6.91

Ratios/supplemental data

Net assets, end of period (in millions)                $15           $20          $26          $23          $21

Ratio of expenses to average daily net assets(c)     1.00%(d)      1.05%        1.13%        1.15%        1.15%

Ratio of net investment income (loss)
to average daily net assets                          1.02%(d)      (.06%)        .24%         .41%         .72%

Portfolio turnover rate
(excluding short-term securities)                     119%          131%          83%          80%         199%

Total return(e)                                    (17.58%)        4.86%       23.86%       17.10%        6.34%


Notes to financial highlights
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Six months ended April 30, 2001 (Unaudited).

-------------------------------------------------------------------------------
                                               SEMIANNUAL REPORT -- 2001  15




Financial Statements

Statement of assets and liabilities
World Growth Portfolio

April 30, 2001 (Unaudited)
Assets
Investments in securities, at value (Note 1)
  (identified cost $1,575,946,137)                                                          $1,530,125,028
Cash in bank on demand deposit                                                                      21,134
Dividends and accrued interest receivable                                                        1,866,143
Receivable for investment securities sold                                                       23,680,013
Unrealized appreciation on foreign currency contracts held,
  at value (Notes 1 and 5)                                                                          13,737
                                                                                                    ------
Total assets                                                                                 1,555,706,055
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                     32,664,929
Payable upon return of securities loaned (Note 4)                                               46,800,000
Accrued investment management services fee                                                          89,118
Other accrued expenses                                                                             160,791
                                                                                                   -------
Total liabilities                                                                               79,714,838
                                                                                                ----------
Net assets                                                                                  $1,475,991,217
                                                                                            ==============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
16  AXP GLOBAL GROWTH FUND




Statement of operations
World Growth Portfolio

Six months ended April 30, 2001 (Unaudited) Investment income Income:
Dividends                                                                                    $  14,164,434
Interest                                                                                         2,628,838
     Less foreign taxes withheld                                                                  (528,464)
                                                                                                  --------
Total income                                                                                    16,264,808
                                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                               4,876,043
Compensation of board members                                                                        5,777
Custodian fees                                                                                     188,401
Audit fees                                                                                          12,000
Other                                                                                               13,768
                                                                                                    ------
Total expenses                                                                                   5,095,989
     Earnings credits on cash balances (Note 2)                                                     (3,950)
                                                                                                    ------
Total net expenses                                                                               5,092,039
                                                                                                 ---------
Investment income (loss) -- net                                                                 11,172,769
                                                                                                ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                           (246,286,563)
     Foreign currency transactions                                                               1,167,556
                                                                                                 ---------
Net realized gain (loss) on investments                                                       (245,119,007)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                        (98,967,938)
                                                                                               -----------
Net gain (loss) on investments and foreign currencies                                         (344,086,945)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations                              $(332,914,176)
                                                                                             =============

Statements of changes in net assets
World Growth Portfolio
                                                                      April 30, 2001          Oct. 31, 2000
                                                                     Six months ended          Year ended
                                                                        (Unaudited)
Operations
Investment income (loss) -- net                                       $   11,172,769        $    5,848,733
Net realized gain (loss) on investments                                 (245,119,007)          292,038,542
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies     (98,967,938)         (220,841,583)
                                                                         -----------          ------------
Net increase (decrease) in net assets resulting from operations         (332,914,176)           77,045,692
Net contributions (withdrawals) from partners                           (142,993,461)          123,707,698
                                                                        ------------           -----------
Total increase (decrease) in net assets                                 (475,907,637)          200,753,390
Net assets at beginning of period                                      1,951,898,854         1,751,145,464
                                                                       -------------         -------------
Net assets at end of period                                           $1,475,991,217        $1,951,898,854
                                                                      ==============        ==============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                                               SEMIANNUAL REPORT -- 2001  17


Notes to Financial Statements

World Growth Portfolio
(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

-------------------------------------------------------------------------------
18  AXP GLOBAL GROWTH FUND

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the

-------------------------------------------------------------------------------
                                               SEMIANNUAL REPORT -- 2001  19
performance of Class A shares of AXP Global Growth Fund to the Lipper Global Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,139,643 for the six months ended April 30, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2001, the Portfolio's custodian fees were reduced by $3,950 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,905,197,416 and $1,848,855,657, respectively, for the six months ended April 30, 2001. For the same period, the portfolio turnover rate was 119%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2001, securities valued at $45,555,800 were on loan to brokers. For collateral, the Portfolio received $46,800,000 in cash. Income from securities lending amounted to $59,816 for the six months ended April 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2001, the Portfolio has a foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

Exchange date            Currency to  Currency to    Unrealized     Unrealized
                        be delivered  be received  appreciation   depreciation

May 3, 2001                3,202,316    2,852,912       $13,737            $--
              European Monetary Unit  U.S. Dollar
              ----------------------  -----------

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

-------------------------------------------------------------------------------
20  AXP GLOBAL GROWTH FUND

Investments in Securities
World Growth Portfolio
April 30, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)(c)
Issuer                                     Shares              Value(a)

Bermuda (5.3%)
Insurance (2.0%)
ACE                                       835,600           $29,830,920

Multi-industry conglomerates (3.3%)
Tyco Intl                                 906,000            48,353,220

Canada (1.6%)
Multi-industry conglomerates
Bombardier Cl B                         1,672,500            24,110,560

Finland (2.1%)
Communications equipment & services
Nokia                                     959,400            31,727,541

France (2.4%)
Computers & office equipment (0.0%)
Cap Gemini                                      3                   433

Household products (1.3%)
Aventis                                   234,011            18,112,499

Miscellaneous (1.1%)
Vivendi Universal                         240,040            16,610,564

Germany (5.1%)
Automotive & related (1.5%)
Bayerische Motoren Werke                  661,949(d)         22,066,845

Banks and savings & loans (1.5%)
Deutsche Bank                             274,777(d)         22,339,712

Computers & office equipment (2.1%)
SAP                                       196,213(d)         31,226,269

Hong Kong (1.5%)
Financial services
Cheung Kong Holdings                    2,000,000            22,310,553

Israel (1.3%)
Computers & office equipment
Check Point
     Software Technologies                305,935(b)         19,191,303

Italy (2.1%)
Energy (1.0%)
ENI                                     2,260,510            15,472,183

Utilities -- telephone (1.1%)
Olivetti                                7,239,794(d)         16,207,479

Japan (7.4%)
Electronics (4.7%)
Hitachi                                 2,777,000            26,930,392
Rohm                                       90,500            15,970,373
Tokyo Electron                            363,200            26,460,517
Total                                                        69,361,282

Media (1.7%)
Sony                                      337,400            25,236,378

Utilities -- telephone (1.0%)
NTT DoCoMo                                    737            15,153,438

Mexico (1.7%)
Banks and savings & loans
Grupo Financiero Banamex
     Accival                           13,428,536            25,045,113

Netherlands (3.9%)
Industrial equipment & services (2.1%)
Koninklijke (Royal)
     Philips Electronics                1,047,857            30,760,193

Insurance (1.8%)
ING Groep                                 392,875            26,810,428

South Korea (1.4%)
Electronics
Samsung Electronics                       118,000            20,517,844

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
                                               SEMIANNUAL REPORT -- 2001  21

Issuer                                     Shares              Value(a)

Spain (2.4%)
Banks and savings & loans (1.4%)
Banco Bilbao
     Vizcaya Argentaria                 1,490,430           $21,169,079

Utilities -- telephone (1.0%)
Telefonica                                883,138            14,939,457

Switzerland (3.3%)
Banks and savings & loans (1.8%)
UBS                                       171,263            26,061,117

Multi-industry conglomerates (1.5%)
Adecco                                     36,232            21,928,411

United Kingdom (4.0%)
Media (2.0%)
WPP Group                               2,494,250            29,888,460

Utilities -- telephone (2.0%)
Vodafone Group                          9,509,507            28,879,153

United States (53.2%)
Communications equipment & services (1.6%)
QUALCOMM                                  399,100(b)         22,892,376

Computer software & services (2.4%)
Microsoft                                 524,070(b)         35,505,743

Computers & office equipment (4.5%)
Cisco Systems                             473,136(b)          8,033,849
Dell Computer                             990,934(b)         26,051,655
EMC                                       804,400(b)         31,854,240
Total                                                        65,939,744

Electronics (5.6%)
Intel                                     975,700            30,158,887
Micron Technology                         452,800(b)         20,548,064
Texas Instruments                         822,300            31,823,009
Total                                                        82,529,960

Energy (2.0%)
Chevron                                   303,800            29,334,928

Financial services (7.2%)
Citigroup                                 910,133            44,733,037
Fannie Mae                                395,734            31,761,611
Merrill Lynch                             484,026            29,864,404
Total                                                       106,359,052

Health care (8.5%)
Abbott Laboratories                       598,600            27,763,068
Medtronic                                 787,200            35,109,120
Pfizer                                    906,490            39,251,017
Pharmacia                                 420,300            21,964,878
Total                                                       124,088,083

Insurance (2.5%)
American Intl Group                       444,997            36,400,754

Media (4.1%)
Clear Channel Communications              494,900(b)         27,615,420
Interpublic Group of Companies            967,400            32,843,231
Total                                                        60,458,651

Miscellaneous (5.0%)
Nasdaq-100 Shares                         640,800(b)         29,572,920
Standard & Poor's
     Depositary Receipts                  359,700            44,930,127
Total                                                        74,503,047

Multi-industry conglomerates (2.2%)
General Electric                          669,400            32,485,982

Retail (5.3%)
Home Depot                                861,600            40,581,360
Wal-Mart Stores                           728,250            37,679,655
Total                                                        78,261,015

Utilities -- telephone (2.3%)
Qwest Communications Intl                 838,100(b)         34,278,289

Total common stocks
(Cost: $1,497,842,142)                                   $1,456,348,058

Other (--%)(c)
Issuer                                     Shares              Value(a)

Italy
Olivetti
     Warrants                             289,820              $104,580

United Kingdom
DB UK Tech Basket
     Warrants                             143,500                39,011

Total other
(Cost: $4,455,155)                                             $143,591

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
22  AXP GLOBAL GROWTH FUND

Short-term securities (5.0%)
Issuer                  Annualized             Amount          Value(a)
     yield on date      payable at
     of purchase          maturity

U.S. government agencies (3.6%)
Federal Home Loan Bank Disc Nts
     06-29-01                 4.23%        $8,600,000        $8,539,800
     07-13-01                 4.19          5,000,000         4,955,086
Federal Home Loan Mtge Corp Disc Nts
     05-21-01                 4.32          7,300,000         7,281,646
     05-22-01                 4.69          1,500,000         1,495,710
     07-12-01                 4.62          1,700,000         1,684,936
Federal Natl Mtge Assn Disc Nts
     05-04-01                 4.91          7,200,000         7,195,769
     05-18-01                 4.69         10,800,000        10,774,729
     06-28-01                 4.71          2,400,000         2,382,609
     07-26-01                 4.18          9,300,000         9,201,784
Total                                                        53,512,069

Commercial paper (1.4%)
Ford Motor Credit
     05-11-01                 5.02          1,900,000         1,896,942
Morgan Stanley, Dean Witter, Discover & Co
     06-07-01                 4.72         14,500,000        14,428,063
Salomon Smith Barney
     05-07-01                 5.00          3,800,000         3,796,305
Total                                                        20,121,310

Total short-term securities
(Cost: $73,648,840)                                         $73,633,379

Total investments in securities
(Cost: $1,575,946,137)(e)                                $1,530,125,028


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) At April 30, 2001, the cost of securities for federal income tax purposes was approximately $1,575,946,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $ 47,654,000
     Unrealized depreciation                                (93,475,000)
                                                            -----------
     Net unrealized depreciation                           $(45,821,000)
                                                           ------------

-------------------------------------------------------------------------------
                                               SEMIANNUAL REPORT -- 2001  23

AXP Global Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IGLGX      Class B: IDGBX
Class C: N/A        Class Y: IDGYX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6451 M (6/01)